Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 403,386,000	$ 409,541,000
Other receivables
Advances to joint venture included in investment in and advances to joint ventures	409,735,000	191,448,000
Advances to joint venture partner	14,004,000	10,200,000
Total loans receivables and other financing receivables	419,094,000	421,357,000
Payment activity [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	403,386,000	409,541,000
Other receivables
Long-term receivable included in other assets	1,704,000	786,000
Advances to joint venture included in investment in and advances to joint ventures		830,000
Other internal metrics [Member] | Performing [Member]
Other receivables
Advances to joint venture partner	$ 14,004,000	$ 10,200,000